Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation Policy
Basis of Presentation
The accompanying unaudited consolidated financial statements as of June 30, 2025 and for the six months ended June 30, 2025 and June 30, 2024 have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for a foreign private issuer. Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements. Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been omitted, provided such omission is not misleading or prohibited by the rules and regulations of the SEC.
In the opinion of management, the unaudited consolidated financial statements contain all normal and recurring adjustments necessary for the fair presentation of the interim periods presented. Operating results for the six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the year ended December 31, 2025. The financial data presented herein should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company's Annual Report on Form 20-F for the year ended December 31, 2024 filed with the SEC on March 26, 2025 (the “2024 Form 20-F”).

Discontinued Operations Policy
Discontinued Operations
When the Company has sold or abandoned a business component that represents a strategic shift with a major effect on the Company’s operations and financial results, it classifies that business component as a discontinued operation and retrospectively presents discontinued operations for the comparable periods. The post-tax income, or loss, of discontinued operations are shown as a single line on the face of the consolidated statements of operations. The disposition of the discontinued operation would also result in a gain or loss upon final disposition.
Basis of Consolidation Policy
Basis of Consolidation
The unaudited consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and its partially owned subsidiaries and non-controlling interests. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates Policy
Use of Estimates
The preparation of the consolidated financial statements, in conformity with U.S. GAAP, requires the Company to make estimates and assumptions that affect the application of policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Important estimates and assumptions relate to revenue recognition, impairment of obsolete and slow-moving inventories, valuation of assets acquired and liabilities assumed in business combinations, evaluation of finite-lived tangible and intangible assets, goodwill and indefinite-lived intangible assets for impairment, valuation of embedded derivatives, provision for warranty costs and valuation allowance for deferred tax assets. These estimates and judgments are subject to change based on experience and new information which could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affecting future periods. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Reclassification Policy
Reclassifications
The Company has presented the operations and cash flows of the GEH Singapore segment as discontinued operations in the unaudited financial statements for the six months ended June 30, 2024. During the six months ended June 30, 2025, there were no operations activity and cash flows related to the discontinued operations. The Company's balance sheet does not include any assets and liabilities of the GEH Singapore segment as of June 30, 2025 and December 31, 2024. Certain prior period amounts in the consolidated statements of cash flows have been reclassified to conform to the current period presentation.
Liquidity and Capital Resources Policy
Liquidity and Capital Resources
As of June 30, 2025, the Company had $29,062 in cash and cash equivalents and net working capital of $(7,397). During the six months ended June 30, 2025, the Company had net cash outflows from continuing operations of $41,269. The Company has in place a revolver with Bank of America. This revolver has a committed line limit of $50,000 through its maturity in January 2028. As of June 30, 2025 and December 31, 2024, the Company had unused borrowing capacity on the revolver of $12,437 and $8,608, respectively, based on the borrowing base calculation as of the respective dates.
Notwithstanding the Company's operating results for the first half of 2025 and its cash balance as of June 30, 2025, assuming the continued implementation of its financial plan and support from its majority shareholder, as set forth below, management believes that the Company has the ability to continue to operate as a going concern for at least the twelve-month period following issuance of these unaudited consolidated financial statements.
Management has developed and has begun implementing plans to mitigate adverse conditions the Company currently faces. These plans, which focus both on increasing revenue and further reducing operating costs, are expected to be effectively implemented over the next twelve months. They include, but are not limited to, the launch of several new hardware products, new partnerships to enhance the Company's SaaS product portfolio, and a continuation of the cost-savings and optimization measures that were implemented in the first half of 2025. In addition to such plans that will supplement the Company's existing sources of liquidity described above, management continues to evaluate potential financing and/or other strategic opportunities.

Further, the Company's majority shareholder has provided the Company with a letter of financial support stating that, for a period of at least 12 months from the date of this filing, should the Company require additional capital to fund its current business commitments and obligations, the Company's majority shareholder shall offer such capital to the Company. In the event such additional capital becomes necessary, the Company will work with its majority shareholder to reach a formal agreement setting forth the terms and conditions for any such funding.
Accordingly, these unaudited consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty.
Accounts Receivable and Allowance for Credit Losses Policy
Accounts Receivable and Allowance for Credit Losses
Trade accounts receivables are recorded at the invoiced amount and do not bear interest.

The allowance for credit losses is the Company’s best estimate of the credit losses in existing accounts receivable. The Company monitors the financial performance, historical and expected collection patterns, and creditworthiness of its customers so that it can properly assess and respond to changes in their credit profile. The Company also monitors domestic and international economic conditions for the potential future effect on its customers. Past due balances are reviewed individually for collectability. Account balances are charged against the allowance for credit losses when the Company determines it is probable the receivable will not be recovered. All allowance for credit losses are charged to general and administrative expenses on the Company’s consolidated statements of operations.

Inventory, Policy
Inventories
Inventories are valued at the lower of cost or net realizable value ("NRV"). The Company measures the cost of inventories based on the first-in, first-out method. Inventory costs include expenditures incurred in acquiring the inventories, production or conversion costs, as well as other costs incurred in bringing them to their existing location and condition. Inventory is comprised of finished products intended for sale. The Company periodically makes judgments and estimates regarding the future utility and carrying value of inventory. The carrying value of inventory is periodically reviewed and impairments, if any, are recognized when the expected net realizable value is less than carrying value.

Impairment Policy
Impairment
Long‑lived assets, other than goodwill and indefinite‑lived intangibles, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the long-lived assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets.
Factors that the Company considers in deciding when to perform an impairment review include significant changes in the Company’s forecasted projections for the asset or asset group for reasons including, but not limited to, significant underperformance of a product in relation to expectations, significant changes or planned changes in the Company’s use of the assets, significant negative industry or economic trends, and new or competing products that enter the marketplace. The recoverability test is based on a comparison of the undiscounted cash flows expected to be generated from the use of the asset group to the carrying value of that asset group. If impairment is indicated, the asset is written down by the amount by which the carrying amount of the asset exceeds the related fair value of the asset, with the related impairment charge recognized within the statements of operations.
Indefinite-lived intangible assets are tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. The Company has the option to assess the qualitative factors in determining whether it is more likely than not the fair value of the indefinite lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative indefinite-lived asset impairment test. If the Company determines that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, then a quantitative indefinite-lived intangible asset impairment test is performed. Impairment tests are performed, at a minimum, on December 31st each year.
The Company uses an income approach (generally the relief from royalty method) to determine the estimated fair value of its indefinite-lived intangible assets in concluding whether the fair value of these indefinite-lived intangible assets exceeded their carrying amounts. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount exceeds the fair value calculated, then an impairment charge is recognized for the difference. The impairment review requires the Company to make judgments in determining various assumptions with respect to revenues, growth rates, royalty rates, and discount rates. The judgments made in determining the estimated fair value of an indefinite-lived intangible asset can materially impact the Company’s financial condition and results of operations.
Goodwill is evaluated for impairment on an annual basis at a level of reporting referred to as the reporting unit, and more frequently if adverse events or changes in circumstances indicate that the asset may be impaired. The Company has the option to assess the qualitative factors in determining whether it is more likely than not the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then a quantitative goodwill impairment test is performed. Impairment tests are performed, at a minimum, on December 31st each year.
The Company may use the income approach (utilizing future estimated discounted cash flows) or the market approach (utilizing revenue multiples of guideline public companies with similar operations and economic characteristics) or a combination of both to determine the estimated fair value of reporting units in determining whether the fair value of its reporting units exceeded their carrying amounts. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount exceeds the fair value calculated, then an impairment charge is recognized for the difference. The impairment review requires the Company to make judgments in determining various assumptions with respect to revenues, operating margins, growth rates, discount rates, and market multiples of comparable companies. The judgments made in determining the estimated fair value of a reporting unit can materially impact the Company’s financial condition and results of operations.
The observed downward trend, relative to recent prior years, in education technology customer demand throughout all of the key markets in which the Company operates, among other conditions, led the Company to conclude that there were indications that its definite-lived long-lived assets and goodwill might not be recoverable and its indefinite-lived intangible asset might be impaired as of June 30, 2025 and December 31, 2024. Accordingly, the Company performed the following analyses.
(i) A recoverability test to compare the sum of the undiscounted cash flows expected to be generated from the use of the definite-lived long-lived asset group to its carrying amount. Based on this analysis, the Company concluded that the sum of undiscounted cash flows exceeded the carrying amount of the asset group, and thus the definite-lived long-lived assets were recoverable as of June 30, 2025 and December 31, 2024.
(ii) A quantitative impairment analysis to estimate the fair value of its reporting unit, using both the income (based on future estimated discounted cash flows) and market approach (based revenue multiples of guideline public companies with similar operations and economic characteristics). The results of this analysis determined that the estimated fair value of the reporting unit is in excess of its carrying amount, and therefore goodwill was not impaired as of June 30, 2025 and December 31, 2024.
(iii) A quantitative impairment analysis to estimate the fair value of its indefinite-lived intangible asset using the relief of royalty method (based on forecasted future revenues). Based on the results of this analysis, the Company concluded that the estimated fair value of the indefinite-lived intangible asset continued to be in excess of its carrying amount and that the indefinite-lived intangible asset was not impaired as of June 30, 2025 and December 31, 2024.
The Company's estimate of the fair value of its indefinite-lived intangible asset is based on assumptions and estimates that may fluctuate or turn out to be incorrect. As a result of current unfavorable market conditions, the amount by which the estimated fair value of the Company's indefinite-lived intangible asset exceeds its carrying value has decreased and no longer substantially exceeds its carrying value as of June 30, 2025. Due to the inherent uncertainty of certain significant assumptions used in developing this estimate (such as future forecasted revenues), the Company's estimate of fair value could decrease further in future periods, which could result in the recording of impairment charges.

Fair Value Measurements Policy
Fair Value Measurements
In estimating fair value, the Company applies ASC 820, Fair Value Measurement ("ASC 820") and uses market-observable data to the extent it is available. In certain cases where observable market data is not available, the Company may engage third-party qualified valuation specialists to perform the valuation. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, accounts receivable, due from related parties, and current assets and liabilities of discontinued operations approximate their fair values because of their short-term nature. The derivative liability associated with the Company’s convertible note is remeasured at fair value at each reporting date and is classified as Level 3 in the fair value hierarchy (see Note 13. Debt).
Certain non-financial assets, such as goodwill, intangible assets, right-of-use assets, and property and equipment, are measured at fair value on a non-recurring basis and are adjusted to fair value only if an impairment charge is recognized. Such fair value measures are considered to be within the Level 3 valuation hierarchy due to the subjective nature of the unobservable inputs used. The Company has not recorded any impairment charges to non-financial assets during any of the periods presented.

Recent Accounting Pronouncements Issued but not yet Adopted Policy
Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update ("ASU") 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in this ASU are effective for public business entities for annual periods beginning after December 15, 2024 on a prospective basis. The Company is still evaluating the effect of the adoption of this guidance.
In 2021, the Organization of Economic Cooperation and Development (“OECD”) introduced its Pillar II Framework Model Rules (“Pillar 2”), which are designed to impose a 15% global minimum tax on the earnings of in-scope multinational corporations on a country-by-country basis. Certain aspects of Pillar 2 took effect on January 1, 2024 while other aspects go into effect on January 1, 2025. As the Company does not expect to meet the consolidated revenue threshold of €750 million in the current year or in the next twelve months, the adoption of this standard will not have a material impact on its unaudited consolidated financial statements.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 will require more detailed information about the types of expenses in commonly presented income statement captions such as “Cost of revenue” and “Selling, general and administrative expenses”. In January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) to clarify the effective date of ASU 2024-03. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027 with early adoption permitted. The Company is currently evaluating the impact that this change will have on the Company's consolidated financial statements and disclosures.
On July 4, 2025, the U.S. government enacted The One Beautiful Bill Act of 2025 (“OBBBA”), which makes permanent many of the tax provisions enacted in 2017 as part of the Tax Cuts and Jobs Act that were set to expire at the end of 2025. In addition, the OBBBA makes changes to certain U.S. corporate tax provisions, but many are generally not effective until 2026. The Company is evaluating the impact of the new legislation but does not currently expect it to have a material impact on the results of operations.